SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SIGNIFICANT ACCOUNTING POLICIES
Raw materials	$ 1,256	$ 1,276	$ 781
Work in process	86	80	81
Finished goods	33	7	17
Inventory reserve	(785)	(758)	(831)
Total	$ 590	$ 605	$ 48